SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Feb. 25, 2021	Jan. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Repayment of debt					$ 177,308	$ 215,000	$ 0
Israel Tax Authority
Subsequent Event [Line Items]
Final assessment amount		$ 16,000
Subsequent Event | Israel Tax Authority
Subsequent Event [Line Items]
Final assessment amount	$ 14,675
Subsequent Event | 2017 Exchangeable Notes
Subsequent Event [Line Items]
Repayment of debt				$ 18,093
Aggregated principal amount			$ 2,015